Class A Ordinary Shares Subject to Possible Redemption	3 Months Ended
Mar. 11, 2021
Temporary Equity Disclosure [Abstract]
Class A Ordinary Shares Subject to Possible Redemption

NOTE 7. CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of March 11, 2021, there were 23,000,000 Class A ordinary shares outstanding that were subject to possible redemption.
As of March 11, 2021, Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Class A ordinary shares issuance costs	(12,638,324)
Plus:
Accretion of carrying value to redemption value	12,638,324

Class A ordinary shares subject to possible redemption	$230,000,000